Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Subsequent Event [Line Items]
SUBSEQUENT EVENTS

19.	Subsequent Events
The Company has evaluated subsequent events through November 23, 2022, which is the date the condensed financial statements were available to be issued. The following events occurred subsequent to the date the condensed financial statements were available to be issued:
Bridge Loans
In fourth quarter of 2022, the Company issued a total of $3,559,985 in subordinated convertible promissory notes (“Bridge Loans”) to multiple parties. The Bridge Loans mature on May 31, 2024 and accrue interest at 1.85% per annum. The Company has the right to issue subordinated convertible promissory notes with the counterparties up to a principal amount of $50,000,000, of which $31,800,000 was issued earlier in the year to multiple parties, including to an immediate family member of management in full settlement of the liability from the related party advance on financing in the amount of $4,750,000 (please refer to Note
18 - Related-Party Transactions). Please refer to the Bridge Loans section of Note 9 - Notes Payable for additional information on the Bridge Loans.
Deutsche Bank Loan
In November 2022, the Company entered into amendments to the loan agreement with Deutsche Bank as lead arranger to amend the mandatory repayment conditions to extend the date by which an acceptable SPAC transaction or acceptable primary equity issuance is required to be consummated until November 30, 2022.
Note Payable
In October 2022, the Company issued a $2,000,000 subordinated promissory note to Braemar Energy Ventures III LP (“Braemar”), a related party and an existing investor in the Company. A member of our Board of Directors holds an interest in Braemar. The promissory note accrues interest at 10% per annum, compounded annually, and the principal and any accrued but unpaid interest will be due and payable upon holder demand at any time on or after October 30, 2023. The Company may also prepay all of the outstanding principal and accrued but unpaid interest under the promissory note at any time, subject to a prepayment premium equal to $200,000 less the amount of accrued but unpaid interest that is prepaid. The promissory note is subordinated to all of the Company’s senior indebtedness, including the Deutsche Bank Loan entered into during October 2021. In December 2022, Braemar elected to exchange the outstanding principal and accrued but unpaid interest under the promissory note into a Bridge Loan.
Management Alignment Plan
In December 2022, the Company terminated the Management Alignment Plan, subject to and contingent upon the consummation of the business combination described below.
Business Combination/2022 Performance Bonuses
In December 2022, the board of directors authorized the payment of performance bonuses, subject to and contingent on the consummation of the business combination described below, to the Company’s Chief

Executive Office
r, Chief Operating Officer a
nd General Counsel in the amounts of $312,500
, $187,500 a
nd $107,500, respectively, in consideration of such officers’ services in 2022 and their agreement to salary reductions in the second half of 2022 pending the completion of the business combination
. The bonuses were paid in January 2023.
Share Repurchase and Repayment of Stockholder Notes
On December 8, 2022, the Company entered into a stock repurchase agreement with an affiliate of the Company’s Chief Executive Officer pursuant to which, subject to the closing of the business combination described below and the concurrent closing of the share transfer pursuant to the note repayment agreement described below, the Company repurchased 2,710,571 shares of common stock from the stockholder at a purchase price of $1.96 per share.
In
addition, on December 8, 2022, the Company entered into a note repayment agreement with the Company’s Chief Executive Officer and his affiliate pursuant to which, subject to the closing of the business combination described below and the concurrent closing of the share repurchase pursuant to the stock repurchase agreement described above, the stockholders agreed to transfer 2,597,286 shares of capital stock to the Company in full satisfaction of the $14.2 million aggregate outstanding balance under the Chief Executive Officer’s 2015 Stockholder Note, 2019 Stockholder Note and 2021 nonrecourse promissory note (See Note 14 – Stock-Based Compensation and Note 18 – Related Party Transactions).
Business Combination
On May 11, 2022, the Company entered into an Agreement and Plan of Merger (as amended by Amendment No. 1 thereto on December 8, 2022, the “SPAC Merger Agreement”) with InterPrivate II Acquisition Corp., a Delaware corporation and a special purpose acquisition company (“InterPrivate II” or the “SPAC”), and the other parties thereto. Pursuant to the SPAC Merger Agreement, InterPrivate II will acquire the Company with consideration of a combination of cash and shares. The SPAC Merger Agreement contains customary representations, warranties, covenants, closing conditions, termination fee provisions and other terms relating to the mergers and the other transactions contemplated thereby (collectively, the “business combination”). On May 11, 2022, InterPrivate II entered into a convertible note subscription agreement pursuant to which it agreed to issue and sell to the subscriber, contingent on, and occurring immediately following, the closing of the business combination, up to
 $175.0
million aggregate principal amount of the
2027

Convertible Notes described below. On December 8,
2022
, the business combination was consummated, with the Company and its subsidiaries becoming wholly owned subsidiaries of InterPrivate II, which was renamed as “Getaround, Inc.” (the “Combined Company”). Upon the consummation of the business combination, the Company received cash of $
169.8
 million, a portion of which was used to repay all amounts outstanding under the 2021 Credit Agreement (See Note 9 – Notes Payable). In connection with the consummation of the business combination, the iHeart Media Note Payable, the 2021 Convertible Promissory Notes and the Bridge Loans all converted in accordance with their terms into common stock of the Combined Company (See Note 9 – Notes Payable).
2027 Convertible Notes
On
December 8, 2022, the Combined Company completed the private placement of $
175.0
million aggregate
principal amount of 8.00% / 9.50% Convertible Senior Secured PIK Toggle Notes due 2027 (the “2027 Convertible Notes”) pursuant to the convertible note subscription agreement described above. Immediately prior to the closing of the private placement, on December 8, 2022, InterPrivate II and the subscriber had entered into

an
amendment to the convertible note subscription agreement pursuant to which, among other things, the parties agreed that a $5.25 million fee payable to the subscriber within 100 trading days following the closing of the private placement would instead become due and payable at the closing of the private placement. In addition, the Combined Company issued an aggregate of 266,156 shares of its common stock to the subscriber at the closing in full satisfaction of an equitable adjustment provision in the convertible note subscription agreement, as amended.
The net proceeds from the sale of the 2027 Convertible Notes were $169.8 million, after deducting the fee described above, but before offering expenses. The net proceeds were used as described above under “— Business Combination.”
The 2027 Convertible Notes accrue interest payable semi-annually in arrears on December 15 and June 15 of each year, beginning on June 15, 2023, at a rate of 8.00% per annum (if paid in cash) or 9.50% per annum (if paid in-kind). Upon the occurrence, and during the continuation, of an event of default, an additional 2.00% will be added to the stated interest rate. The 2027 Convertible Notes will mature on December 8, 2027, unless earlier converted, redeemed or repurchased.
The 2027 Convertible Notes are convertible at the option of the noteholders at any time until the close of business on the second scheduled trading day immediately before the maturity date. Conversions of the 2027 Convertible Notes will be settled in shares of the Combined Company’s common stock.
The initial conversion rate is 86.96 shares of common stock per $1,000 principal amount of 2027 Convertible Notes, which is equivalent to an initial conversion price of approximately $11.50 per share. The initial conversion price is subject to a downward adjustment to 115% of the average daily volume-weighted average trading price of the Combined Company’s common stock for the 90 trading days after the closing of the private placement, subject to a minimum conversion price of $9.21 per share. The conversion price is subject to further adjustments as provided in the indenture governing the 2027 Convertible Notes, including adjustments in connection with certain issuances or deemed issuances of the Combined Company’s common stock at a price less than the then-effective conversion price, at any time prior to the close of business on the second scheduled trading day immediately before the maturity date of the 2027 Convertible Notes.
The 2027 Convertible Notes are redeemable at any time by the Combined Company, in whole but not in part, for cash, at par plus accrued and unpaid interest to, but excluding, the redemption date, plus certain make-whole premiums as specified in the indenture.
Upon the occurrence of a fundamental change (as defined in the indenture), subject to certain conditions and limited exceptions, holders may require the Combined Company to repurchase for cash all or any portion of the 2027 Convertible Notes in principal amounts of $1,000 or an integral multiple thereof, at a fundamental change repurchase price equal to the principal amount of the 2027 Convertible Notes to be repurchased plus certain make-whole premiums, plus accrued and unpaid interest to, but excluding, the repurchase date.
The 2027 Convertible Notes are senior secured obligations of the Combined Company, guaranteed by certain of its subsidiaries and secured by collateral consisting of substantially all of the assets of the Combined Company and its subsidiary guarantors.
The indenture governing the 2027 Convertible Notes includes restrictive covenants that, among other things, limit the ability of the Combined Company to incur additional debt, make restricted payments and limit the ability of the Combined Company to incur liens. The indenture also contains customary events of default.

Pursuant
to the convertible note subscription agreement, the Combined Company agreed to issue to the subscriber, within 100 trading days following the closing of the private placement, warrants to purchase 2,800,000 shares of the Combined Company’s common stock at an exercise price of $11.50. The warrants will be exercisable for shares of common stock having an aggregate value equal to $3.5 million, based upon a value of $1.25 per warrant. The value of the warrants will be adjusted upward or downward to reflect the average daily volume-weighted average trading price of the Combined Company’s publicly traded warrants during the 90 trading days following the closing of the private placement, subject to a maximum upward or downward adjustment of $0.75 per warrant. As a result of the adjustment, the minimum and maximum number of warrants that the Combined Company is obligated to issue is 1,750,000 and 7,000,000, respectively. The Combined Company has the right to pay cash in lieu of issuing the warrants, provided that such cash amount will be equal to $3.5 million.
iHeartMedia Share Issuance
In January 2023, the Combined Company entered into an amendment to a 2021 letter agreement with a media company, pursuant to which the Company had agreed to purchase $1.5 million of advertising services. The amendment extends the period for the Combined Company to purchase the advertising services in exchange for, among other things, the Combined Company’s immediate payment in cash of a $0.2 million account payable to the media company and the Combined Company’s agreement to issue an affiliate of the media company 536,666 shares of its common stock.

2023 Restructuring Plan
On February 1, 2023, the board of directors of the Combined Company approved a restructuring plan to streamline operations and reduce costs to achieve a leaner path to profitability. The restructuring plan includes a reduction in the Combined Company’s global headcount by approximately 10%. The Combined Company also anticipates significantly reducing costs associated with external consultants, professional services providers and vendors for certain software and tools. The Combined Company has also initiated a new suite of risk management tools to improve revenue yield and reduce the cost of risk during trips booked on the Getaround marketplace. These actions are expected to be substantially completed by the end of 2023.

20. Subsequent Events
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 23, 2022, the date that the consolidated financial statements were available to be issued. The Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.

Interprivate II Acquisition Crop [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 9. SUBSEQUENT EVENTS
On October 31, 2022, the Sponsor and Braemar Energy Ventures III, L.P. (“Braemar”) entered into a Stock Transfer Agreement pursuant to which the Sponsor agreed to transfer 200,000 shares of Class A Stock to Braemar promptly following, and contingent upon, the Closing of the Business Combination.
Pursuant to the terms of the Merger Agreement and a letter agreement entered into on November 7, 2022 between the Company and Getaround (the “Escrow Shares Allocation Agreement”), the Escrow Shares will be allocated promptly following the Closing to:
(i) non-redeeming
public holders of Class A Stock, whether acquired in InterPrivate II’s initial public offering or acquired in the secondary market (the “Public Stockholders”), (ii) the designees of EarlyBirdCapital, and (iii) the holders of the Class B Stock including the Sponsor and the current and former independent directors of InterPrivate II (collectively, the “Bonus Share Recipients”, and the Escrow Shares entitled to be received by the Bonus Share Recipients, the “Bonus Shares”). The Bonus Shares will be apportioned pro rata to each Bonus Share Recipient based on the number of shares of Class A Stock held immediately following the Closing as a percentage of the total number of shares of Class A Stock that remain outstanding after giving effect to redemptions and the automatic conversion of the Founder Shares into shares of Class A Stock. However, the holders of the Representative Shares and the Founder Shares (collectively, the “Initial Stockholders”) have agreed pursuant to the Escrow Shares Allocation Agreement to re-allocate
to the Getaround equityholders the number of Bonus Shares which exceed the number that the Initial Stockholders would have received on a pro rata basis if no Public Stockholders elect to exercise their redemption rights.

NOTE 11. SUBSEQUENT EVENTS
On March 31, 2022, the Company entered into a convertible promissory note with the Sponsor, pursuant to which the Company may borrow up to an aggregate principal amount of $1,500,000 (the “Convertible Promissory Note”). The Convertible Promissory Note is
non-interest
bearing and due on the earlier of March 9, 2023 and the date on which the Company consummates its initial business combination. If the Company completes a b
usiness
combination, it would repay such additional loaned amounts, without interest, upon consummation of the business combination. In the event that a business combination does not close, the Company may use a portion of the working capital held outside the trust account to repay such additional loaned amounts but no proceeds from the trust account would be used for such repayment. Up to $1,500,000 of such additional loans (if any) may be convertible into warrants, at a price of $1.50 per warrant at the option of the Sponsor. The warrants would be identical to the private placement warrants, including as to exercise price, exercisability and exercise period. Except for the foregoing, the terms of such additional loans (if any) have not been determined and no written agreements exist with respect to such loans. If the Company fully draws down on the Convertible Promissory Note and requires additional funds for working capital purposes, the Sponsor, an affiliate of the Sponsor, or the Company’s officers and directors may, but are not obligated to, loan the Company such additional funds as may be required. The issuance of the Convertible Promissory Note was approved by the board of directors and the audit committee on March 31, 2022. As of March 31, 2022, there was $197,518 outstanding under the Convertible Promissory Note.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the condensed financial statements were issued. The Company did not identify any subsequent events other than the above that would have required adjustment or disclosure in the condensed financial statements.